Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 7,200,969	$ 2,968,669
Interest-bearing deposits in other financial institutions	19,373,113	11,176,660
Cash and cash equivalents	26,574,082	14,145,329
Interest-bearing deposits	5,587,654	12,785,000
Available-for-sale securities	81,064,878	96,844,653
Held-to-maturity securities	218,571	260,956
Stock in Federal Home Loan Bank, at cost	3,846,900	5,025,200
Mortgage loans held for sale	3,702,849	2,685,163
Loans receivable, net of allowance for loan losses of December 31, 2011 and 2010 - $10,613,145 and $13,082,703, respectively	478,960,736	501,980,385
Accrued interest receivable:
Loans	1,752,786	2,058,576
Investments and interest-bearing deposits	386,534	611,698
Prepaid expenses and other assets	7,116,067	6,161,861
Prepaid FDIC deposit insurance premiums	2,089,076	2,977,356
Foreclosed assets held for sale	10,012,035	10,539,867
Premises and equipment	11,423,822	11,324,685
Bank owned life insurance	10,770,887	10,449,630
Income taxes receivable	512,666	0
Deferred income taxes	4,486,315	4,817,761
Total Assets	648,505,858	682,668,120
LIABILITIES
Deposits	484,583,665	480,694,273
Federal Home Loan Bank advances	68,050,000	93,050,000
Securities sold under agreements to repurchase	25,000,000	39,750,000
Subordinated debentures	15,465,000	15,465,000
Advances from borrowers for taxes and insurance	156,509	134,002
Accrued expenses and other liabilities	496,956	655,404
Accrued interest payable	518,881	878,675
Total Liabilities	594,271,011	630,627,354
COMMITMENTS AND CONTINGENCIES
Capital Stock:
Series A preferred stock, $0.01 par value; authorized 2,000,000 shares; issued and outstanding December 31, 2011 and 2010 - 17,000 shares	16,425,912	16,150,350
Common stock, $0.10 par value; authorized 10,000,000 shares; issued December 31, 2011 and 2010 - 6,779,800 shares;	677,980	677,980
Common stock warrants; December 31, 2011 and 2010 - 459,459 shares	1,377,811	1,377,811
Additional paid-in capital	58,333,614	58,505,046
Unearned ESOP shares	(204,930)	(432,930)
Retained earnings, substantially restricted	38,456,991	35,746,914
Accumulated other comprehensive income
Unrealized appreciation on available-for-sale securities, net of income taxes; December 31, 2011 and 2010 - $464,723 and $1,082,399, respectively	791,285	1,843,004
Stockholders Equity before Treasury Stock	115,858,663	113,868,175
Treasury stock, at cost; December 31, 2011 and December 31, 2010 -4,072,156 and 4,080,220 shares, respectively	(61,623,816)	(61,827,409)
Total Stockholders Equity	54,234,847	52,040,766
Total Liabilities and Shareholders Equity	$ 648,505,858	$ 682,668,120